Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	May 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Payment for recovery of distribution rights	$ 306
Carrying amount of intangible assets		$ 44,831	$ 45,874	$ 44,568
Intangible Assets With Indefinite Useful Life [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		42,435	43,595
Intangible Assets With Finite Useful Life [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		$ 2,396	$ 2,279